COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2017
COMPREHENSIVE INCOME (LOSS)
Schedule of total comprehensive income (loss)

	Years ended December 31,
	2017	2016	2015
	(in thousands)
Net income (loss)	$6,981	$132	$(27,158)
Other comprehensive loss
Realized loss from available-for-sales investment	—	—	(673)
Net Change in Foreign currency translation	409	532	(1,611)

Total comprehensive income (loss)	7,390	664	(29,442)

Comprehensive loss attributable to non-controlling interests(1)	—	158	—

Comprehensive income (loss) attributable to UTStarcom Holdings Corp.	$7,390	$822	$(29,442)

(1)	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.